Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net carrying amount
Balance at net carrying amount	$ 171,391	$ 214,513
Leasehold improvements [Member]
Net carrying amount
Balance at net carrying amount	74,351	69,849
Furniture, fixtures and office equipment [Member]
Net carrying amount
Balance at net carrying amount	14,211	28,166
Computer equipment [Member]
Net carrying amount
Balance at net carrying amount	82,829	116,498
Cost [Member]
Cost
Balance beginning	1,618,687	1,400,728
Additions	122,643	337,508
Disposals/write-off	(231,904)	(83,746)
Exchange realignment	36,043	(35,803)
Balance ending	1,545,469	1,618,687
Cost [Member] | Leasehold improvements [Member]
Cost
Balance beginning	354,914	172,601
Additions	56,087	187,732
Disposals/write-off	(101,251)
Exchange realignment	8,137	(5,419)
Balance ending	317,887	354,914
Cost [Member] | Furniture, fixtures and office equipment [Member]
Cost
Balance beginning	190,005	175,703
Additions	4,146	17,606
Disposals/write-off	(54,368)
Exchange realignment	2,285	(3,304)
Balance ending	142,068	190,005
Cost [Member] | Computer equipment [Member]
Cost
Balance beginning	1,073,768	1,052,424
Additions	62,410	132,170
Disposals/write-off	(76,285)	(83,746)
Exchange realignment	25,621	(27,080)
Balance ending	1,085,514	1,073,768
Accumulated depreciation [Member]
Cost
Balance beginning	1,404,174	1,210,239
Disposals/write-off	(228,233)	(83,746)
Exchange realignment	32,290	(31,352)
Balance ending	1,374,078	1,404,174
Accumulated depreciation
Provided for the year	165,847	309,033
Accumulated depreciation [Member] | Leasehold improvements [Member]
Cost
Balance beginning	285,065	135,452
Disposals/write-off	(101,251)
Exchange realignment	6,920	(5,108)
Balance ending	243,536	285,065
Accumulated depreciation
Provided for the year	52,802	154,721
Accumulated depreciation [Member] | Furniture, fixtures and office equipment [Member]
Cost
Balance beginning	161,839	149,471
Disposals/write-off	(50,697)
Exchange realignment	1,817	(2,804)
Balance ending	127,857	161,839
Accumulated depreciation
Provided for the year	14,898	15,172
Accumulated depreciation [Member] | Computer equipment [Member]
Cost
Balance beginning	957,270	925,316
Disposals/write-off	(76,285)	(83,746)
Exchange realignment	23,553	(23,440)
Balance ending	1,002,685	957,270
Accumulated depreciation
Provided for the year	$ 98,147	$ 139,140